Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Summary of Operating Segment

The table below provides a summary of the Company’s operating segment results for the years ended December 31, 2016, 2017 and 2018.

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Revenues:
Installment credit services	1,442,846,339	4,749,249,922	5,405,029,804	786,128,980
- Financing income	1,271,455,857	3,642,151,122	3,452,148,166	502,094,126
- Sales commission fee	126,693,335	797,167,074	307,492,444	44,722,921
- Penalty fees	22,943,166	7,922,374	27,891,913	4,056,711
- Loan facilitation income and others	21,753,981	302,009,352	1,617,497,281	235,255,222
Automobile financing services	—	26,116,130	2,287,312,500	332,675,805
- Financing income	—	32,645	83,127,614	12,090,410
- Sales income	—	26,083,472	2,174,788,821	316,309,915
- Penalty fees	—	13	120,717	17,557
- Loan facilitation income and others	—	—	29,275,348	4,257,923
Total consolidated revenues	1,442,846,339	4,775,366,052	7,692,342,304	1,118,804,785
Income from operations:
Installment credit services	713,074,210	2,454,048,135	3,170,766,608	461,168,877
Automobile financing services	—	(32,396,552)	(423,416,975)	(61,583,445)
Total segment income from operations	713,074,210	2,421,651,583	2,747,349,633	399,585,432
Unallocated expenses	—	(425,780)	(57,981,487)	(8,433,058)
Total consolidated income from operations	713,074,210	2,421,225,803	2,689,368,146	391,152,374
Total other expense, net	(9,581,142)	(1,220,980)	(40,321,415)	(5,864,507)
Net income before income taxes	703,493,068	2,420,004,823	2,649,046,731	385,287,867